GOODWILL AND OTHER ACQUISITION INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Goodwill Balances for Each Segment

Following are the changes in goodwill by segment.

	Aerospace Materials	Industrial Materials	In Process Separation	Additive Technologies	Total
Balance, December 31, 2010:
Goodwill	$219.7	$14.5	$54.7	$27.8	$316.7
Currency exchange:	(0.2)	—	(2.0)	—	(2.2)

Balance, December 31, 2011:
Goodwill	219.5	14.5	52.7	27.8	314.5
2012 Acquisitions	17.0	167.4	20.8	—	205.2
Currency exchange:	0.6	4.9	0.1	—	5.6

Balance, December 31, 2012:
Goodwill	$237.1	$186.8	$73.6	$27.8	$525.3

Other Acquisition Intangibles

Other acquisition intangibles consisted of the following major classes:

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2012	2012	2011	2012	2011	2012	2011
Technology-based	14.5	$48.6	$23.0	$(20.6)	$(17.7)	$28.0	$5.3
Marketing-related	10.0	15.1	5.0	(5.2)	(4.3)	9.9	0.7
Customer-related	15.8	163.9	18.9	(18.1)	(12.7)	145.8	6.2

Total		$227.6	$46.9	$(43.9)	$(34.7)	$183.7	$12.2

Estimated Future Amortization Expense for Next Five Years

Assuming no change in the gross carrying amount of acquisition intangibles and that the 2012 average exchange rates remain constant, the estimated future amortization expense for the next five years is as follows:

	2013	2014	2015	2016	2017
Intangibles Amortization Expense	$15.2	$14.8	$14.7	$14.5	$13.5